CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
CASH PROVIDED BY (USED IN):
Net loss	$ (180,846)	$ (1,162,625)	$ (20,106,911)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	0	0	17,448,198
Depreciation	50,450	46,981	93,039
(Gain)/loss on common share purchase warrants	(755,862)	(105,739)	0
Loss on sale of capital assets	0	0	(42,292)
Loss from discontinued operation	0	12,621	0
Stock based compensation	28,600	64,171	190,292
Changes in non-cash working capital balances
Prepaids and advances	7,311	51,677	140,541
Due from related parties	(23,935)	(25,230)	0
Accounts payable	96,667	(329,490)	166,981
Accrued liabilities	(88,529)	(12,487)	123,793
Cash used in operating activities	(866,144)	(1,460,121)	(1,986,359)
Financing activities
Due to related parties	(48,813)	(180,634)	243,394
Proceeds from private placement	749,430	1,101,926	0
Cash provided by financing activities	700,617	921,292	243,394
Investing activities
Proceeds from sale of discontinued operations	0	800,000	0
Purchase of capital assets	0	(1,631)	0
Proceeds from disposal of capital assets	0	0	84,163
Return of a certificate of deposit	0	10,000	0
Cash provided by investing activities	0	808,369	84,163
Net increase/(decrease) in cash	(165,527)	269,540	(1,658,802)
Cash, beginning of the year	294,592	30,709	1,689,511
Less: cash from discontinued operations	0	(5,657)	(2,799)
Cash, end of the year	$ 129,065	$ 294,592	$ 27,910